As filed with the Securities and Exchange Commission on August 24, 2000 Registration No 333-20355

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                      POST-EFFECTIVE AMENDMENT NO. 9 TO
                                   FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                         PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            700 Newport Center Drive
                        Newport Beach, California 92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                        Newport Beach, California 92660
                    (Name and address of agent for service)

                       Copies of all communications to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective on August 28, 2000 pursuant to paragraph (b) of Rule 485

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policies and Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select Exec Separate Account of Pacific Life Insurance Company

RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2 AND THE PROSPECTUS

Pursuant to Instructions as to the Prospectus in Form S-6


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver II basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver II basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans



                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver II Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         Surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; Your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver II Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value

    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services


     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value

                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information

54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements


                                  PROSPECTUS

(Included in Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form S-6, Accession No. 0001017062-00-001533, as filed on July 21, 2000, and incorporated by reference herein; Form Type 497, Accession No. 0001017062-00-001620 as filed on August 7, 2000, and incorporated by reference herein; and Form Type 497, Accession No. 0001017062-00-001708, as filed on August 11, 2000, and incorporated by reference herein.)

                 Supplement to Prospectus Dated May 1, 2000 for
       Pacific Select Exec, Pacific Select Choice, Pacific Select Exec II
               Flexible Premium Variable Life Insurance Policies
            and the Pacific Select Estate Maximizer Modified Single
                   Premium Variable Life Insurance Policy and
                      Prospectus Dated August 7, 2000 for
                      Pacific Select Estate Preserver and
               Pacific Select Estate Preserver II Last Survivor
      Flexible Premium Variable Life Insurance Policies (each a "policy")
                 Each Issued by Pacific Life Insurance Company

                          -----------------------------------------------------
Termination of the         The assets of Pacific Select Fund Bond and Income
Bond and                   Portfolio, the underlying portfolio for the Bond
Income investment          and Income Variable Account, are scheduled to be
option                     transferred to the Pacific Select Fund Managed Bond
                           Portfolio in exchange for shares of the Managed
Other terms of your        Bond Portfolio (the "reorganization") on September
policy will not change     22, 2000, at or about 4:00 p.m. Eastern time (the
as a result of the         "reorganization date"). At the same time that this
transaction described      reorganization occurs, the corresponding
in this supplement.        accumulation units of the Bond and Income Variable
                           Account will automatically be transferred to the Managed Bond Variable Account in exchange for corresponding units of that investment option. The
                           Bond and Income Variable Account will cease to exist.

                           You need not take any action regarding the reorganization. The transfer of your units will occur automatically on the reorganization date.

                           If you do not wish to participate in the Managed Bond investment option, you can transfer among the investment options as usual. There will be no charge on transfers for at least 60 days from the reorganization date. Thereafter, Pacific Life reserves the right to impose transfer fees for transfers as stated in the prospectus, but there is no current plan to do so. Any transfer made during this time will not count toward any limitation we may impose on the number of transfers you may make annually.

                           Unless you instruct us otherwise, to the extent any outstanding instruction you have on file with us designates the Bond and Income investment option, the instruction will be deemed an instruction for the Managed Bond investment option. This includes, but is not limited to, instructions for net premium allocations, transfer instructions (including instructions under any automatic transfer, portfolio rebalancing and dollar cost averaging programs), and partial withdrawal and monthly deduction instructions.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
transaction
                           . the New York Stock Exchange or another primary
If the reorganization        trading market for portfolio securities of the
date of the Bond and         Bond and Income Portfolio and/or the Managed Bond
Income Portfolio is          Portfolio is closed to trading or otherwise
postponed, the               restricted, or
corresponding transfer
from the Bond and          . trading or the reporting of trading on the New
Income Variable              York Stock Exchange or other primary trading
Account to the Managed       market is disrupted and the fund's board of
Bond Variable Account        trustees believes the value of the net assets in
will also be                 either portfolio cannot be accurately appraised.
postponed.
                           If either of these events occur, the transaction described above will be postponed until the first business day after trading is fully resumed and reporting has been restored.

Supplement dated August 28, 2000

                          -----------------------------------------------------
An overview of the         Other expenses
policy: Fees and           The table also shows the fund expenses for each
expenses paid by the       portfolio based on expenses in 1999, adjusted to
Pacific Select Fund:       reflect recently reduced custody fees. To help
Other expenses is          limit fund expenses, effective July 1, 2000 we have
replaced                   contractually agreed to waive all or part of our
                           investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established
                           0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap.
                           There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific
                           Life reimbursed the Small-Cap Index Portfolio
                           $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging Markets/1/ 1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Bond and Income     0.60     0.05     0.65       --           0.65
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net Tollkeeper/2/ 1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International Value 0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/  0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93
                    -----------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               portfolios in 1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                           + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.

                          -----------------------------------------------------
Telephone                  You may enroll in or give instructions regarding
authorizations for the     the dollar cost averaging program or portfolio
transfer programs          rebalancing program by telephone if we have your
                           completed telephone authorization form on file.

    Supplement to Prospectus Dated August 7, 2000 for Pacific Select Estate
              Preserver III and Pacific Select Estate Preserver IV
    Last Survivor Flexible Premium Variable Life Insurance Policies
                               (each a "policy")
                 Each Issued by Pacific Life Insurance Company

                          This supplement changes the prospectus to reflect the following:

                          -----------------------------------------------------
An overview of the         Other Expenses
policy: Fees and           The table also shows the fund expenses for each
expenses paid by the       portfolio based on expenses in 1999, adjusted to
Pacific Select Fund:       reflect recently reduced custody fees. To help
Other expenses is          limit fund expenses, effective July 1, 2000 Pacific
replaced.                  Life has contractually agreed to waive all or part
                           of its investment advisory fees or otherwise reimburse each portfolio for operating expenses
                           (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific
                           Life to the extent such expenses fall below the 0.10% expense cap. For each portfolio, Pacific
                           Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific
                           Life will continue to cap expenses after December
                           31, 2001. In 1999, Pacific Life reimbursed the
                           Small-Cap Index Portfolio $96,949.

                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging
                     Markets/1/         1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net
                     Tollkeeper/2/      1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International
                     Value              0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/
                                        0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93
                    -----------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               portfolios in 1999, after deduction of an
                               offset for custodian credits were: 1.28% for
                               Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                           +   The fund has adopted a brokerage enhancement
                               12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund
                               shares. There are no fees or charges to any
                               portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately
                               .0023% or less of any portfolio's average daily net assets.
                          -----------------------------------------------------
Telephone                  You may enroll in or give instructions regarding
authorizations             the dollar cost averaging program or portfolio
for the transfer           rebalancing program by telephone if we have your
programs                   completed telephone authorization form on file.

Supplement dated
August 28, 2000

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus for Pacific Select Estate Preserver II Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 113 pages.

     The Prospectus for Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policies consisting of 113 pages.

     Supplement dated August 7, 2000 to prospectus dated August 7, 2000 consisting of 3 pages.

     Supplement dated August 7, 2000 to prospectus dated August 7, 2000 consisting of 2 pages.

     Supplement dated August 28, 2000 to prospectus dated August 7, 2000 consisting of 2 pages.

     Supplement dated August 28, 2000 to prospectus dated August 7, 2000 consisting of 1 page.

     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

Written consent of the following person (included in the exhibits shown below):
Deloitte & Touche LLP, independent auditors

Dechert Price & Rhodes Outside Counsel

The following exhibits:

  1.  (1)   (a) Resolution of the Board of Directors of the Depositor dated
                November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993./1/
            (b) Resolution of the Board of Directors of Pacific Life Insurance
                Company authorizing conformity to the terms of the current Bylaws./3/
      (2)   Inapplicable
      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network/1/
            (b)  Form of Selling Agreement Between Pacific Equities Network and
                 Various Broker-Dealers/1/
      (4)   Inapplicable
      (5)   (a)  Pacific Select Estate Preserver II Last Survivor Flexible
                 Premium Variable Life Insurance Policy (Form 97-56)/1/
            (b)  Accelerated Living Benefit Rider (Form R92-ABR)/1/
            (c)  Policy Split Option Rider (Form R94-PSO)/1/

            (d)  Last Survivor Added Protection Benefit Rider (Form R96-
                 LSAPB)/1/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/1/
            (f)  Enhanced Policy Split Option Rider (Form R96-EPSO)/1/
            (g)  Fixed LT Account Endorsement/4/

            (h) Pacific Select Estate Preserver IV Last Survivor Flexible Premium Variable Life Insurance Policy (Form 00-57)/8/

            (i)  Last Survivor Added Protection Benefit Rider (Form R00-
                 LSAPB)/8/
      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company/3/
            (b)  Bylaws of Pacific Life Insurance Company/3/
      (7)   Inapplicable
      (8)   Inapplicable

      (9)   (a)  Participation Agreement between Pacific Mutual Life Insurance
                 Company and Pacific Select Fund/5/

            (b) M Fund Inc. Participation Agreement with Pacific Mutual Life Insurance Company/5/
      (10)  Applications and General Questionnaire/1/

  2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered./7/

  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a)   Consent of Independent Auditors/8/

      (b)   Consent of Dechert Price & Rhoads/1/

  7.  (a)   Opinion of Actuary regarding Form of Illustrations for Pacific
            Select Estate Preserver II Policies/6/

      (b) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver II Policies/6/

      (c) Opinion of Actuary regarding Form of Illustrations for Pacific Select Estate Preserver IV Policies/7/

      (d) Form of Illustration of Policy Benefits for Pacific Select Estate Preserver IV Policies/7/

  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

  9.  Powers of Attorney/5/

  /1/ Filed as part of the Registration Statement on Form S-6 EL24, filed via EDGAR on January 24, 1997, File No. 333-20355 Accession Number 0001017062-97-000074.

  /2/ Filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 filed via EDGAR on April 29, 1997, File No. 333-20355, Accession Number 0001017062-97-000775.

  /3/ Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 333-20355, Accession Number 0001017062-98-000897.

  /4/ Filed as part of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 filed via EDGAR on April 27, 1999, File No. 333-20355, Accession Number 0001017062-99-000721.

  /5/ Filed as part of Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 filed via EDGAR on March 1, 2000, File No. 333-20355, Accession Number 0001017062-00-000589.

  /6/ Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 filed via EDGAR on April 25, 2000, File No. 333-01713, Accession Number 0001017062-00-000973.

  /7/ Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 filed via EDGAR on June 1, 2000, File No. 333-20355, Accession Number 0001017062-00-001335.

  /8/ Filed as part of Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 filed via EDGAR on July 21, 2000, File No. 333-20355, Accession Number 0001017062-00-001533.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under each of the Variable Life Insurance Policies ("Policies") described in the prospectuses contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with each of the respective Policies.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 24th day of August, 2000.

                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer



*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-14005, Accession No. 0001017062-00-000591, and incorporated by reference herein.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 24th day of August, 2000.

                                  BY:  PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact

Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-14005, Accession No. 0001017062-00-000591, and incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                              Title              Date
Thomas C. Sutton*             Director, Chairman          ____________, 2000
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             President                   ____________, 2000

Khanh T. Tran*                Director, Senior Vice       ____________, 2000
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 2000
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 2000
                              and Corporate Secretary

Edward Byrd*                  Vice President and
                              Controller                  ____________, 2000

Brian D. Klemens*             Vice President and
                              Treasurer                   ____________, 2000

Lynn C. Miller*

*BY: /s/DAVID R. CARMICHAEL                                  August 24, 2000
David R. Carmichael
as attorney-in-fact

Power of attorney is contained as Exhibit 9 in Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account filed via EDGAR on March 1, 2000, File No. 333-14005, Accession No. 0001017062-00-000591, and incorporated by reference herein.